Equity	12 Months Ended
Dec. 31, 2022
Disclosure of equity [abstract]
Equity
18. Equity
The following table shows the movement in the share capital:
(USD millions)	Jan 1, 2020	Movement in year	Dec 31, 2020	Movement in year	Dec 31, 2021	Movement in year	Dec 31, 2022

Share capital [1]	936	-23	913	-12	901	-11	890

Treasury shares	-80	27	-53	5	-48	-44	-92

Outstanding share capital	856	4	860	-7	853	-55	798

[1] The Novartis AG share capital consists of registered shares with a nominal value of CHF 0.50 each. No authorized and conditional capital exists.
The following table shows the movement in the shares:
		2022			2021			2020

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares

Balance at beginning of year		2 434.4	-199.5	2 234.9	2 467.0	-210.2	2 256.8	2 527.3	-262.3	2 265.0

Shares canceled for capital reduction [2]		-30.7	30.7		-32.6	32.6		-60.3	60.3

Shares acquired to be canceled [3]			-126.2	-126.2		-30.7	-30.7		-32.6	-32.6

Other share purchases [4]			-1.4	-1.4		-1.5	-1.5		-1.7	-1.7

Exercise of options and employee transactions [5]	18.9		1.9	1.9		0.6	0.6		14.7	14.7

Equity-based compensation [5]			10.4	10.4		9.6	9.6		11.0	11.0

Shares delivered to Alcon employees			0.0	0.0		0.1	0.1		0.4	0.4

Total movements		-30.7	-84.6	-115.3	-32.6	10.7	-21.9	-60.3	52.1	-8.2

Balance at end of year		2 403.7	-284.1	2 119.6	2 434.4	-199.5	2 234.9	2 467.0	-210.2	2 256.8

[1] Approximately 99.0 million treasury shares (2021: 102.5 million; 2020: 103.0 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2019 Annual General Meeting (AGM) for transactions after February 28, 2019, until March 2, 2021. Transactions after March 2, 2021, were executed under the CHF 10 billion share buyback authority approved at the 2021 AGM and the additional CHF 10 billion authority approved at the 2022 AGM.

[4] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

18.1) The amount available for distribution as a dividend to shareholders is based on the available distributable retained earnings of Novartis AG determined in accordance with the legal provisions of the Swiss Code of Obligations.
	2022	2021	2020

Dividend per share (in CHF)	3.10	3.00	2.95

Total dividend payment (in USD billion)	7.5	7.4	7.0

18.2) The following table summarizes the treasury shares movements:
		2022		2021		2020

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		-126.2	-10 787	-30.7	-2 775	-32.6	-2 897

Other share purchases [2]		-1.4	-123	-1.5	-145	-1.7	-159

Purchase of treasury shares		-127.6	-10 910	-32.2	-2 920	-34.3	-3 056

Exercise of options and employee transactions [3]	18.9	1.9	88	0.6	39	14.7	806

Equity-based compensation [4]		10.4	854	9.6	745	11.0	730

Shares delivered to Alcon employees		0.0	5	0.1	17	0.4	30

Total		-115.3	-9 963	-21.9	-2 119	-8.2	-1 490

[1] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2019 Annual General Meeting (AGM) for transactions after February 28, 2019, until March 2, 2021. Transactions after March 2, 2021, were executed under the CHF 10 billion share buyback authority approved at the 2021 AGM and the additional CHF 10 billion authority approved at the 2022 AGM.

[2] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

18.3) In December 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. The arrangement was updated in July 2022. Novartis is able to cancel this arrangement at any time but could be subject to a 90-day waiting period.
As of December 31, 2022, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of December 31, 2022. The liability under this arrangement amounted to USD 2.8 billion as of December 31, 2021.
In June 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares to mitigate dilution related to participation plans of employees. Novartis would have been able to cancel this arrangement at any time but would have been subject to a 90-day waiting period.
This trading plan commitment was fully executed and expired in June 2021, and as a consequence, there is no liability related to this plan recognized as of December 31, 2021.
In November 2020, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 2.5 billion share buyback. Novartis would have been able to cancel this arrangement at any time, but would have been subject to a 90-day waiting period. The commitment under this arrangement therefore reflected the obligated purchases by the bank under such trading plan over a rolling 90-day period, or if shorter, until the maturity date of such trading plan.
The commitment under this arrangement amounted to USD 1.8 billion as of December 31, 2020. This trading plan commitment was fully executed and expired in March 2021, and as a consequence, there is no liability related to this plan recognized as of December 31, 2021.
In August 2020, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares to mitigate dilution related to participation plans of associates. Novartis would have been able to cancel this arrangement at any time but would have been subjected to a 90-day waiting period.
This trading plan commitment was fully executed and expired, and as a consequence, there is no liability related to this plan recognized as of December 31, 2020.
18.4) In October 2020, Novartis entered into an agreement with the market maker for its employee options to repurchase a portion of the outstanding written call options. A total of 3.7 million options were repurchased under this agreement. This agreement was terminated in November 2020.
18.5) The impact of change in ownership of consolidated entities represents the excess of the amount paid to non-controlling interest over their carrying value and equity allocation to non-controlling interest due to change in ownership percentage.
18.6) Changes in non-controlling interests represent the impact on the non-controlling interest of transactions with minority shareholders, such as change in ownership percentage, dividend payments and other equity transactions.
18.7) Other movements include, for subsidiaries in hyperinflationary economies, the impact of the restatement of the equity balances of the current year as well as restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period. See Note 29 for additional disclosures.
18.8) In 2021, transaction costs that were directly attributable to the distribution (spin-off) of Alcon Inc. to Novartis AG shareholders and that would otherwise have been avoided, were recorded to equity.
18.9) At December 31, 2022, the market maker held 3 million (2021: 3 million; 2020: 1 million) written call options, originally issued as part of the share-based compensation for employees, that have not yet been exercised. The weighted average exercise price of these options is USD 66.07 (2021: USD 61.45; 2020: USD 60.09), and they have contractual lives of 10 years, with remaining lives less than one year (2021: two years; 2020: three years).